SHARE CAPITAL (Narrative) (Details)		1 Months Ended		12 Months Ended
	Jul. 11, 2025 CAD ($) Shares YEAR $ / shares shares	Dec. 24, 2024 CAD ($) shares	Dec. 19, 2024 CAD ($) Shares YEAR $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) Shares shares	Dec. 31, 2025 CAD ($) YEAR shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) Shares shares	Dec. 31, 2024 CAD ($) YEAR shares	Feb. 17, 2023 shares
Disclosure of classes of share capital [line items]
Number of stock options exercised							1,581,250	1,581,250				560,000	560,000
Proceeds from stock options exercised					$ 658,750					$ 224,000
Fair value of stock options exercised					604,231					209,662
Number of warrants exercised | shares							40,437					134,105
Proceeds from warrants exercised					16,175					53,641
Fair value of warrants exercised					12,794					38,796
Number of RSU's vested | shares							1,390,000					840,000
Fair value of RSU'S vested					5,356,050					496,500
Shares Issued During Period Shares Issued For Cash | shares	5,555,555		3,355,704
Shares issued, price per share | $ / shares	$ 7.2		$ 2.98
Proceeds from issuing shares	$ 39,999,996		$ 10,000,000
Share issue related cost	$ 3,039,851		$ 860,833		3,039,851					860,833
Expected volatility						210.00%					203.00%
Expected life (in years) | YEAR									3					4.5
Risk-free interest rate						2.77%					3.17%
Shares to be issued				$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	0	$ 0	$ 0	$ 0	$ 0
Number of shares issued for the conversion of convertible debt | shares		3,750,000
Carrying value of convertible debt converted		$ 1,117,189								$ 1,117,189
Equity component of convertible debt		$ 427,483
Number of shares in escrow | shares				0	0	0	0	0	0	20,362,500	20,362,500	20,362,500	20,362,500	20,362,500
Finders' warrants [Member]
Disclosure of classes of share capital [line items]
Number of instruments issued | Shares	138,888		167,785
Exercise price of instrument issued | $ / shares	$ 12.6		$ 4.09
Fair value of finders warrant issued	$ 1,357,406		$ 470,286
Expected volatility	195.00%		206.00%
Expected life (in years) | YEAR	5		5
Risk-free interest rate	3.06%		3.11%
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares in escrow | shares															45,250,000
Escrow agreement terms				25% of such escrowed securities were released upon closing (February 17, 2023) with subsequent 25% releases occurring 6, 12, and 18 months from closing.